INVESTMENTS IN OTHER REAL ESTATE - Investments in Other Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Golf Course - California
Property Type	GC	[1]
Location	California
Initial cost - land	$ 62,000
Initial cost - building	21,185
Initial cost - building improvements	59,116
Initial cost - furniture, fixtures and equipment	12,461
Initial cost - construction In-Progress	4,766
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	62,000
Gross Carrying Amount - building	21,185
Gross Carrying Amount - building improvements	59,116
Gross Carrying Amount - furniture, fixtures and equipment	12,461
Gross Carrying Amount - Construction In-Progress	4,766
Gross Carrying Amount	159,528	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Florida
Property Type	GC	[1]
Location	Florida
Initial cost - land
Initial cost - building	406
Initial cost - building improvements	759
Initial cost - furniture, fixtures and equipment	822
Initial cost - construction In-Progress	35
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land
Gross Carrying Amount - building	406
Gross Carrying Amount - building improvements	759
Gross Carrying Amount - furniture, fixtures and equipment	822
Gross Carrying Amount - Construction In-Progress	35
Gross Carrying Amount	2,022	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Georgia
Property Type	GC	[1]
Location	Georgia
Initial cost - land	2,400
Initial cost - building	1,635
Initial cost - building improvements	8,055
Initial cost - furniture, fixtures and equipment	729
Initial cost - construction In-Progress
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	2,400
Gross Carrying Amount - building	1,635
Gross Carrying Amount - building improvements	8,055
Gross Carrying Amount - furniture, fixtures and equipment	729
Gross Carrying Amount - Construction In-Progress
Gross Carrying Amount	12,819	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Hawaii
Property Type	GC	[1]
Location	Hawaii
Initial cost - land
Initial cost - building	17
Initial cost - building improvements	192
Initial cost - furniture, fixtures and equipment	135
Initial cost - construction In-Progress
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land
Gross Carrying Amount - building	17
Gross Carrying Amount - building improvements	192
Gross Carrying Amount - furniture, fixtures and equipment	135
Gross Carrying Amount - Construction In-Progress
Gross Carrying Amount	344	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Idaho
Property Type	GC	[1]
Location	Idaho
Initial cost - land	2,700
Initial cost - building	321
Initial cost - building improvements	1,995
Initial cost - furniture, fixtures and equipment	271
Initial cost - construction In-Progress	13
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	2,700
Gross Carrying Amount - building	321
Gross Carrying Amount - building improvements	1,995
Gross Carrying Amount - furniture, fixtures and equipment	271
Gross Carrying Amount - Construction In-Progress	13
Gross Carrying Amount	5,300	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - New Jersey
Property Type	GC	[1]
Location	New Jersey
Initial cost - land	7,733
Initial cost - building
Initial cost - building improvements
Initial cost - furniture, fixtures and equipment
Initial cost - construction In-Progress
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	7,733
Gross Carrying Amount - building
Gross Carrying Amount - building improvements
Gross Carrying Amount - furniture, fixtures and equipment
Gross Carrying Amount - Construction In-Progress
Gross Carrying Amount	7,733	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - New Mexico
Property Type	GC	[1]
Location	New Mexico
Initial cost - land	1,700
Initial cost - building	1,171
Initial cost - building improvements	6,703
Initial cost - furniture, fixtures and equipment	447
Initial cost - construction In-Progress	359
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	1,700
Gross Carrying Amount - building	1,171
Gross Carrying Amount - building improvements	6,703
Gross Carrying Amount - furniture, fixtures and equipment	447
Gross Carrying Amount - Construction In-Progress	359
Gross Carrying Amount	10,380	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - New York
Property Type	GC	[1]
Location	New York
Initial cost - land
Initial cost - building	22,818
Initial cost - building improvements	2,168
Initial cost - furniture, fixtures and equipment	2,219
Initial cost - construction In-Progress	48
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land
Gross Carrying Amount - building	22,818
Gross Carrying Amount - building improvements	2,168
Gross Carrying Amount - furniture, fixtures and equipment	2,219
Gross Carrying Amount - Construction In-Progress	48
Gross Carrying Amount	27,253	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Oklahoma
Property Type	GC	[1]
Location	Oklahoma
Initial cost - land
Initial cost - building	761
Initial cost - building improvements	294
Initial cost - furniture, fixtures and equipment	344
Initial cost - construction In-Progress	68
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land
Gross Carrying Amount - building	761
Gross Carrying Amount - building improvements	294
Gross Carrying Amount - furniture, fixtures and equipment	344
Gross Carrying Amount - Construction In-Progress	68
Gross Carrying Amount	1,467	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Oregon
Property Type	GC	[1]
Location	Oregon
Initial cost - land	6,900
Initial cost - building	1,540
Initial cost - building improvements	7,166
Initial cost - furniture, fixtures and equipment	457
Initial cost - construction In-Progress	50
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	6,900
Gross Carrying Amount - building	1,540
Gross Carrying Amount - building improvements	7,166
Gross Carrying Amount - furniture, fixtures and equipment	457
Gross Carrying Amount - Construction In-Progress	50
Gross Carrying Amount	16,113	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Tennessee
Property Type	GC	[1]
Location	Tennessee
Initial cost - land	6,400
Initial cost - building	297
Initial cost - building improvements	2,018
Initial cost - furniture, fixtures and equipment	322
Initial cost - construction In-Progress	233
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	6,400
Gross Carrying Amount - building	297
Gross Carrying Amount - building improvements	2,018
Gross Carrying Amount - furniture, fixtures and equipment	322
Gross Carrying Amount - Construction In-Progress	233
Gross Carrying Amount	9,270	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Texas
Property Type	GC	[1]
Location	Texas
Initial cost - land
Initial cost - building	166
Initial cost - building improvements	276
Initial cost - furniture, fixtures and equipment	569
Initial cost - construction In-Progress	59
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land
Gross Carrying Amount - building	166
Gross Carrying Amount - building improvements	276
Gross Carrying Amount - furniture, fixtures and equipment	569
Gross Carrying Amount - Construction In-Progress	59
Gross Carrying Amount	1,070	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Virginia
Property Type	GC	[1]
Location	Virginia
Initial cost - land
Initial cost - building	33
Initial cost - building improvements	1
Initial cost - furniture, fixtures and equipment	66
Initial cost - construction In-Progress
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land
Gross Carrying Amount - building	33
Gross Carrying Amount - building improvements	1
Gross Carrying Amount - furniture, fixtures and equipment	66
Gross Carrying Amount - Construction In-Progress
Gross Carrying Amount	100	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Course - Washington
Property Type	GC	[1]
Location	Washington
Initial cost - land	3,701
Initial cost - building	265
Initial cost - building improvements	1,993
Initial cost - furniture, fixtures and equipment	186
Initial cost - construction In-Progress	29
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	3,701
Gross Carrying Amount - building	265
Gross Carrying Amount - building improvements	1,993
Gross Carrying Amount - furniture, fixtures and equipment	186
Gross Carrying Amount - Construction In-Progress	29
Gross Carrying Amount	6,174	[2],[3]
Accumulated Depreciation		[3],[4]
Golf Courses
Initial cost - land	93,534
Initial cost - building	50,615
Initial cost - building improvements	90,736
Initial cost - furniture, fixtures and equipment	19,028
Initial cost - construction In-Progress	5,660
Costs capitalized subsequent to acquisition
Gross Carrying Amount - land	93,534
Gross Carrying Amount - building	50,615
Gross Carrying Amount - building improvements	90,736
Gross Carrying Amount - furniture, fixtures and equipment	19,028
Gross Carrying Amount - Construction In-Progress	5,660
Gross Carrying Amount	259,573	[2],[3]
Accumulated Depreciation		[3],[4]
Office Building - Beavercreek, OH
Property Type	OB	[1],[5]
Location	Beavercreek, OH	[5]
Initial cost - land	386	[5],[6]
Initial cost - building	2,287	[5],[6]
Initial cost - building improvements		[5],[6]
Initial cost - furniture, fixtures and equipment		[5],[6]
Initial cost - construction In-Progress		[5],[6]
Costs capitalized subsequent to acquisition	413	[5],[6]
Gross Carrying Amount - land	364	[5],[6]
Gross Carrying Amount - building	2,170	[5],[6]
Gross Carrying Amount - building improvements	390	[5],[6]
Gross Carrying Amount - furniture, fixtures and equipment		[5],[6]
Gross Carrying Amount - Construction In-Progress		[5],[6]
Gross Carrying Amount	2,924	[5],[6]
Accumulated Depreciation	(779)	[5],[6]
Year Acquired	2006	[5],[6]
Year Constructed	1984	[5],[6]
Year Renovated	2006	[5],[6]
Net Rentable Square Feet	55,024	[5],[6]
Ending Occupancy Rate	84.40%	[5],[6]
Office Building - Beavercreek, OH
Property Type	OB	[1],[5]
Location	Beavercreek, OH	[5]
Initial cost - land	401	[5],[6]
Initial cost - building	2,326	[5],[6]
Initial cost - building improvements		[5],[6]
Initial cost - furniture, fixtures and equipment		[5],[6]
Initial cost - construction In-Progress		[5],[6]
Costs capitalized subsequent to acquisition	175	[5],[6]
Gross Carrying Amount - land	381	[5],[6]
Gross Carrying Amount - building	2,268	[5],[6]
Gross Carrying Amount - building improvements	92	[5],[6]
Gross Carrying Amount - furniture, fixtures and equipment		[5],[6]
Gross Carrying Amount - Construction In-Progress		[5],[6]
Gross Carrying Amount	2,741	[5],[6]
Accumulated Depreciation	(547)	[5],[6]
Year Acquired	2006	[5],[6]
Year Constructed	1985	[5],[6]
Year Renovated	2006	[5],[6]
Net Rentable Square Feet	29,916	[5],[6]
Ending Occupancy Rate	100.00%	[5],[6]
Office Building - Beavercreek, OH
Property Type	OB	[1],[5]
Location	Beavercreek, OH	[5]
Initial cost - land	382	[5],[6]
Initial cost - building	2,242	[5],[6]
Initial cost - building improvements		[5],[6]
Initial cost - furniture, fixtures and equipment		[5],[6]
Initial cost - construction In-Progress		[5],[6]
Costs capitalized subsequent to acquisition	587	[5],[6]
Gross Carrying Amount - land	361	[5],[6]
Gross Carrying Amount - building	2,150	[5],[6]
Gross Carrying Amount - building improvements	488	[5],[6]
Gross Carrying Amount - furniture, fixtures and equipment		[5],[6]
Gross Carrying Amount - Construction In-Progress		[5],[6]
Gross Carrying Amount	2,999	[5],[6]
Accumulated Depreciation	(741)	[5],[6]
Year Acquired	2006	[5],[6]
Year Constructed	1987	[5],[6]
Year Renovated	2006	[5],[6]
Net Rentable Square Feet	45,500	[5],[6]
Ending Occupancy Rate	100.00%	[5],[6]
Office Buildings
Initial cost - land	1,169
Initial cost - building	6,855
Initial cost - building improvements
Initial cost - furniture, fixtures and equipment
Initial cost - construction In-Progress
Costs capitalized subsequent to acquisition	1,175
Gross Carrying Amount - land	1,106
Gross Carrying Amount - building	6,588
Gross Carrying Amount - building improvements	970
Gross Carrying Amount - furniture, fixtures and equipment
Gross Carrying Amount - Construction In-Progress
Gross Carrying Amount	8,664	[2],[3]
Accumulated Depreciation	(2,067)	[3],[4]
Operating Real Estate
Initial cost - land	94,703
Initial cost - building	57,470
Initial cost - building improvements	90,736
Initial cost - furniture, fixtures and equipment	19,028
Initial cost - construction In-Progress	5,660
Costs capitalized subsequent to acquisition	1,175
Gross Carrying Amount - land	94,640
Gross Carrying Amount - building	57,203
Gross Carrying Amount - building improvements	91,706
Gross Carrying Amount - furniture, fixtures and equipment	19,028
Gross Carrying Amount - Construction In-Progress	5,660
Gross Carrying Amount	268,237	[2],[3]	8,520
Accumulated Depreciation	$ (2,067)	[3],[4]	$ (1,848)

[1]	OB represents office building. GC represents golf course.
[2]	The aggregate United States federal income tax basis for Newcastle's other operating real estate at December 31, 2013 was approximately $266.6 million.
[3]	The following is a rollforward of the gross carrying amount and accumulated depreciation of other real estate for the years ended December 31, 2013 and 2012. (See Rollforward of Investments in Other Real Estate)
[4]	Depreciation is calculated on a straight line basis using the estimated useful lives detailed in Note 2.
[5]	The other operating real estate assets were pledged as collateral in one of Newcastle's non-recourse financing structures at December 31, 2013.
[6]	Unaudited.